EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about changes in present value of defined benefit liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Assets And Liabilities [Abstract]
Balance at January 1,	$ 390	$ 261
Current service cost	(166)	(134)
Interest expenses	(10)	(9)
Benefits paid	(23)	(54)
Re-measurement loss on defined benefit plans	32	29
Foreign currency translation effect	13	11
Balance at December 31,	$ 588	$ 390